Balance Sheet Components (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Balance Sheet Components [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consisted of the following:
	September 30, 2024	December 31, 2023
Other receivables	$24,795	$100,036
Prepaid expenses	710,340	206,377
Prepaid legal expenses	5,798	59,903
Prepaid expenses and other assets	$740,933	$366,316
Prepaid expenses and other current assets consisted of the following:
	December 31,
	2023	2022
Other receivables	$100,036	$25,079
Prepaid expenses	206,377	205,784
Prepaid legal expenses	59,902	18,182
Prepaid expenses and other assets	$366,316	$249,045

Schedule of Equipment	Equipment consisted of the following:
	September 30, 2024	December 31, 2023
Equipment	$12,370	$12,370
Less: accumulated depreciation	(11,359)	(10,649)
Equipment, net	$1,011	$1,721
Equipment consisted of the following:
	December 31,
	2023	2022
Equipment	$12,370	$12,370
Less: accumulated depreciation	(10,649)	(8,546)
Equipment, net	$1,721	$3,824

Schedule of Accounts Payable and Accrued Liabilities	Accounts payable and accrued liabilities
	September 30, 2024	December 31, 2023
Accounts payable	$790,310	$475,553
Other accrued liabilities	274,955	127,284
Accrued payroll and bonuses	678,331	791,280
Accounts payable and accrued liabilities	$1,743,596	$1,394,117

	December 31,
	2023	2022
Accounts payable	$475,553	$2,016,057
Other accrued liabilities	127,284	278,664
Accrued payroll and bonuses	791,280	550,660
Accounts payable and accrued liabilities	$1,394,117	$2,845,381